Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	000-51048
Entity Registrant Name	HyOrc Corporation
Entity Central Index Key	0001070789
Entity Tax Identification Number	91-1910791
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	3050 Post Oak Boulevard
Entity Address, Address Line Two	Suite 510-Q60
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(281)
Local Phone Number	532-9034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Emerging Growth Company	false